Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
F shares
Stockholders' equity
Par value per share	$ 0.05	$ 0.05
Share capital (in USD)	$ 74,990	$ 74,985
Total number of authorized shares	10,000,000	10,000,000
Total number of fully paid-in issued shares	1,499,800	1,499,700
Total number of fully paid-in outstanding shares	1,499,800	1,499,700
Common Stock
Stockholders' equity
Par value per share	$ 0.01	$ 0.01
Share capital (in USD)	$ 1,915,251	$ 1,000,395
Total number of authorized shares	500,000,000	200,000,000
Total number of fully paid-in issued shares	191,525,129	100,039,519
Total number of fully paid-in outstanding shares	191,525,129	100,039,519
Common Stock | F shares
Stockholders' equity
Total number of fully paid-in issued shares	1,499,800	1,499,700	1,499,700
Total share capital	$ 1,990,241	$ 1,075,380